Deferred income taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	R$ 2,454,998	R$ 2,917,560
Deferred income taxes recognized in income from continuing operations	244,172	(208,060)
Deferred income taxes recognized in other comprehensive income	(217,297)	(175,110)
Deferred income and social contribution taxes used in the leniency agreement (1)	(435,128)
Deferred taxes recognized in accumulated losses - monetary correction by hyperinflation		(32,655)
Other	6,238	(46,737)
Ending balance	R$ 2,052,983	R$ 2,454,998